Consolidated Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 10,412		$ 11,922
Marketable securities (Note D)	717		0
Notes and accounts receivable-trade (net of allowances of $255 in 2012 and $256 in 2011)	10,667		11,179
Short-term financing receivables (net of allowances of $288 in 2012 and $311 in 2011) (Note F)	18,038		16,901
Other accounts receivable (net of allowances of $17 in 2012 and $11 in 2011)	1,873		1,481
Inventories (Note E)	2,287		2,595
Deferred taxes (Note N)	1,415		1,601
Prepaid expenses and other current assets	4,024		5,249
Total current assets	49,433		50,928
Property, plant and equipment (Note G)	40,501		40,124
Less: Accumulated depreciation (Note G)	26,505		26,241
Property, plant and equipment-net (Note G)	13,996		13,883
Long-term financing receivables (net of allowances of $66 in 2012 and $38 in 2011) (Note F)	12,812		10,776
Prepaid pension assets (Note S)	945		2,843
Deferred taxes (Note N)	3,973		3,503
Goodwill (Note I)	29,247		26,213
Intangible assets-net (Note I)	3,787		3,392
Investments and sundry assets (Note H)	5,021		4,895
Total assets	119,213	[1]	116,433
Current liabilities
Taxes (Note N)	4,948		3,313
Short-term debt (Notes D&J)	9,181		8,463
Accounts payable	7,952		8,517
Compensation and benefits	4,745		5,099
Deferred income	11,952		12,197
Other accrued expenses and liabilities	4,847		4,535
Total current liabilities	43,625		42,123	[1]
Long-term debt (Notes D&J)	24,088		22,857
Retirement and nonpension postretirement benefit obligations (Note S)	20,418		18,374
Deferred income	4,491		3,847
Other liabilities (Note K)	7,607		8,996
Total liabilities	100,229		96,197
Contingencies and commitments (Note M)
IBM stockholders' equity
Common stock, par value $.20 per share, and additional paid-in capital Shares authorized: 4,687,500,000 Shares issued (2012-2,197,561,159; 2011-2,182,469,838)	50,110		48,129
Retained earnings	117,641		104,857
Treasury stock, at cost (shares: 2012-1,080,193,483; 2011-1,019,287,274)	(123,131)		(110,963)
Accumulated other comprehensive income/(loss)	(25,759)		(21,885)
Total IBM stockholders' equity	18,860	[1]	20,138
Noncontrolling interests (Note A)	124		97
Total equity	18,984		20,236	[1]
Total liabilities and equity	$ 119,213		$ 116,433

[1]	Amounts may not add due to rounding.